CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Revenue, net	$ 92,591	$ 60,289	$ 302,045	$ 347,270
Cost of sales	69,082	44,751	246,239	231,109
Gross profit	23,509	15,538	55,806	116,161
Expenses
Selling, general and administrative expenses	164,632	68,235	557,275	217,353
Foreign currency transaction adjustment	4,760		4,760
Depreciation and amortization	1,063	1,018	3,172	3,042
Total expenses	170,455	69,253	565,207	220,395
Other income (expense)
Interest expense	(7,641)	(2,243)	(28,014)	(1,516)
Gain on debt forgiveness			56,421
Total other income (expense)	(7,641)	(2,243)	28,407	(1,516)
Net loss	(154,587)	(55,958)	(480,994)	(105,750)
Foreign currency translation adjustments	20,133	7,456	107,588	(18,726)
Comprehensive income (loss)	$ (134,454)	$ (48,502)	$ (373,406)	$ (124,476)
Basic and diluted loss per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares of common stock outstanding - basic	232,650,173	34,775,452	184,085,466	127,638,616